Organization (Details)	12 Months Ended
Dec. 31, 2019
Aptorum Therapeutics Limited [Member]
Incorporation date	Jun. 30, 2016
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
APTUS MANAGEMENT LIMITED [Member]
Incorporation date	May 16, 2017
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Provision of management services to its holding company and fellow subsidiaries
Aptus Therapeutics (Hong Kong) Limited [Member]
Incorporation date	Jun. 30, 2016
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Research and development of life science and biopharmaceutical products
Aptorum Medical Limited [Member]
Incorporation date	Aug. 28, 2017
Ownership	94.00%
Place of incorporation	Cayman Islands
Principle activities	Provision of medical clinic services
Videns Incorporation Limited [Member]
Incorporation date	Mar. 02, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
mTOR (Hong Kong) Limited [Member]
Incorporation date	Nov. 04, 2016
Ownership	90.00%
Place of incorporation	Hong Kong
Principle activities	Research and development of life science and biopharmaceutical products
Nativus Life Sciences Limited [Member]
Incorporation date	Jul. 07, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Scipio Life Sciences Limited [Member]
Incorporation date	Jul. 19, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Claves Life Sciences Limited [Member]
Incorporation date	Aug. 02, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Aptorum Pharmaceutical Development Limited [Member]
Incorporation date	Aug. 28, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Signate Life Sciences Limited [Member]
Incorporation date	Aug. 28, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Acticule Life Sciences Limited [Member]
Incorporation date	Jun. 30, 2017
Ownership	80.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
SMTPH Limited [Member]
Incorporation date	Apr. 18, 2019
Ownership	100.00%
Place of incorporation	Seychelles
Principle activities	Investment holding company
Smart Pharmaceutical Research Limited [Member]
Incorporation date	Apr. 24, 2019
Ownership	100.00%
Place of incorporation	Samoa
Principle activities	Pharmaceutical research and analysis
Smart Pharmaceutical Development Pte. Limited [Member]
Incorporation date	May 10, 2019
Ownership	100.00%
Place of incorporation	Singapore
Principle activities	Research and development of life science and biopharmaceutical products
Smart Pharmaceutical Limited Partnership [Member]
Incorporation date	Jun. 07, 2019
Ownership	100.00%
Place of incorporation	Seychelles
Principle activities	Issuance of asset backed securities
Aptorum Innovations Holding Limited [Member]
Incorporation date	Apr. 15, 2019
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Investment holding company
Aptorum Innovations Holding Pte. Ltd. [Member]
Incorporation date	Jun. 05, 2019
Ownership	100.00%
Place of incorporation	Singapore
Principle activities	Research and development of life science and biopharmaceutical products
Aptorum Investment Holding Limited [Member]
Incorporation date	Mar. 29, 2019
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Investment holding company